Note 4 - Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Property and equipment, gross	$ 38,741,003	$ 39,502,930
Less accumulated amortization and depreciation	(31,601,387)	(32,112,645)
Property and equipment, net	7,139,616	7,390,285
Land and Land Improvements [Member]
Property and equipment, gross	3,148,834	3,148,834
Building and Building Improvements [Member]
Property and equipment, gross	8,305,039	8,311,953
Machinery and Equipment [Member]
Property and equipment, gross	26,185,346	26,909,968
Furniture and Fixtures [Member]
Property and equipment, gross	902,012	902,012
Construction in Progress [Member]
Property and equipment, gross	$ 199,772	$ 230,163